JUPITER SATURN HOLDING COMPANY

c/o Watson Wyatt Worldwide, Inc.

875 Third Avenue

New York, NY 10022

October 19, 2009

VIA EDGAR AND HAND DELIVERY

Mail Stop 3010

Karen J. Garnett

Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Jupiter Saturn Holding Company

Registration Statement on Form S-4

Filed September 3, 2009

File No. 333-161705

Dear Ms. Garnett:

On behalf of Jupiter Saturn Holding Company (the “Company”), this letter responds to the letter of the Division of Corporation Finance of the U.S. Securities and Exchange Commission (the “Staff”), dated October 7, 2009, setting forth comments to the Registration Statement on Form S-4 (the “S-4”) filed by the Company with the U.S. Securities and Exchange Commission (the “Commission”) on September 3, 2009. Set forth below are the Staff’s comments, indicated in bold, and the Company’s responses. Page references in our responses are to Amendment No. 1 to the S-4 (“Amendment No. 1”), which is being filed by the Company today with the Commission by electronic submission. Any terms not defined herein shall have the meanings set forth in Amendment No. 1.

General

1.	Please revise to provide Items 102, 103, and 304 of Regulation S-K for Towers Perrin. Refer to Item 14 of Form S-4.

Item 14 of Form S-4 applies to the Company as the registrant, but does not apply to Towers Perrin, which is one of the two companies to be acquired by the Company in the merger. We therefore respectfully submit that the items referenced in the Staff’s comment are not required with respect to Towers Perrin. Instead, Item 17 of Form S-4 is applicable to Towers Perrin because it is a company to be acquired that does not meet the requirements of Form S-3. Under Item 17 of Form S-4, neither Item 102 nor Item 103 of Regulation S-K is required disclosure unless compliance with Item 14 is selected pursuant to Item 17(a). Here, the Company has selected disclosure pursuant to Item 17(b), which does not require disclosure pursuant to Item 102, 103 or 304(a) of Regulation S-K. While Item 304(b) of Regulation S-K is listed under Item 17(b) of Form S-4, no disagreement or reportable event has occurred in connection with Towers Perrin that would require disclosure in Amendment No. 1.

Karen J. Garnett

Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

Prospectus Cover Page

2.	Please revise the disclosure to clearly state that neither Towers Perrin shareholders nor Watson Wyatt shareholders will know at the time of the vote the value of the consideration they will receive in the merger, and that Towers Perrin shareholders also will not know the amount of consideration they will receive in the merger.

The Company has revised the disclosure on the Prospectus Cover Page to state that neither Towers Perrin shareholders nor Watson Wyatt shareholders will know at the time of the vote the value of the consideration they will receive in the merger, and that Towers Perrin shareholders also will not know the amount of consideration they will receive in the merger.

What will I receive in the merger?, page v

3.	Please revise to clearly state that Towers Perrin shareholders will have no liquidity in the Class B shares they receive in the merger, and that shareholders who are not eligible Class R participants may have no opportunity to elect to receive cash in lieu of the Class B shares of Towers Wyatt.

The Company has revised the disclosure on page v to state that Towers Perrin shareholders will have no liquidity in the shares of Towers Watson Class B common stock they receive in the merger, and that shareholders who are not Class R Eligible Participants have no opportunity to elect to receive cash in lieu of the shares of Towers Watson common stock.

What You Will Receive in the Merger, page 4

4.	Please revise your disclosure to clearly state how the Class B shares will be allocated. For example, will each shareholder receive equal amounts of Classes B-1, B-2, B-3, and B-4 common stock?

The Company has revised the disclosure on page 4 to state how the shares of Towers Watson Class B common stock will be allocated.

5.	In this section, please provide an explanation for the different treatment of Towers Perrin shareholders and Watson Wyatt shareholders, since this is a “merger of equals.” Discuss why the Towers Perrin shareholders’ new shares will be subject to a vesting schedule, whereas the Watson Wyatt shareholders’ shares will not.

The Company has revised the disclosure on pages 4 to 5 to provide an explanation for the different treatment of Towers Perrin shareholders and Watson Wyatt stockholders and to discuss why the new shares to be received by Towers Perrin shareholders will be subject to vesting, forfeiture, transfer and reallocation provisions, as applicable.

Karen J. Garnett

Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

6.	Watson Wyatt Security Holders. Please revise to disclose the effect of the merger on Watson Wyatt DSUs whose performance conditions have not been satisfied or deemed satisfied immediately prior to the effective time.

The Company has revised the disclosure on page 5, as well as similar disclosure on page 111, to disclose the effect of the merger on Watson Wyatt DSUs whose performance conditions have not been satisfied or deemed satisfied immediately prior to the effective time.

Type of Consideration to be Received, page 7

7.	Please indicate the percentage of Towers Watson stock you expect to be received by the Class R Participants, assuming an effective date of today and assuming that the Class R election will be oversubscribed. We note your disclosure on page 110, which states your belief that the Class R election will be oversubscribed. Please make this same change to the chart on page 104.

The Company has revised the disclosure on pages 8 and 112 to indicate the percentage of Towers Watson common stock the Company expects to be received by the Class R Participants.

Towers Perrin’s Reasons for the Merger, page 10

Watson Wyatt’s Reasons for the Merger, page 11

8.	Please balance this disclosure with a summary of the risks considered by the respective boards in recommending the merger.

The Company has revised the disclosure on pages 12 and 13 to summarize the risks considered by the respective boards of directors in recommending the merger.

Comparative Historical and Pro Forma Per Share Data, page 21

9.	Please tell us why you have not provided earnings per share data for Towers Perrin. In addition, please disclose the number of Watson Wyatt and Towers Perrin common shares currently outstanding.

The Company has revised the disclosure on page 24 to disclose the number of shares of Watson Wyatt and Towers Perrin common stock currently outstanding.

The Company has not provided earnings per share data for Towers Perrin in the table of Comparative Historical and Pro Forma Per Share Data because that information is not included in the historical financial statements of Towers Perrin. Earnings per share is not included in the historical financial statements of Towers Perrin because Towers Perrin does not fall within the scope of Accounting Standards Codification (“ASC”) ASC 260-10-15-2.

Karen J. Garnett

Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

Additionally, under ASC 480-10-45-4, because shares of Towers Perrin common stock are mandatorily redeemable when a shareholder ceases to be a Towers Perrin employee, Towers Perrin shares should not be treated as outstanding shares of common stock for accounting purposes and thus do not provide a basis for calculating earnings per share.

10.	Please tell us whether all Towers Perrin shareholders are employees. If there are shareholders besides current employees, please explain why you use the repurchase price from shareholders who cease to be employees as your valuation method for the Towers Perrin stock.

As required by Towers Perrin’s bylaws, all holders of shares of Towers Perrin common stock are employees of Towers Perrin. There are no other shareholders of Towers Perrin.

Comparative Value of Securities

Towers Watson Class A and Class B Common Stock, page 22

11.	We note that in your calculation of the Towers Perrin final exchange ratio you divided the number of fully diluted Watson Wyatt shares by the total outstanding shares of Towers Perrin common stock as of the relevant date, and multiplied the result by 0.9. Please tell us, and disclose in your next amendment, the reason for multiplying the result by 0.9.

Please note that in various places in the document (including on page 25 of Amendment No. 1 to address this Comment) where this equation states “multiplied by”, we have revised the language in order to more precisely express the equation on page 109 of Amendment No. 1.

In the denominator, the reason for dividing the fully diluted shares of Towers Perrin common stock by 0.9 is to ensure that the number of shares of Towers Watson common stock received by Towers Perrin shareholders equals exactly 90% of the total shares of Towers Watson common stock received by Towers Perrin security holders (which includes both shareholders and holders of Towers Perrin RSUs) in the merger. This in turn enables the parties to ensure that the number of shares of Towers Watson common stock received by holders of Towers Perrin RSUs equals exactly 10% of the total shares of Towers Watson common stock received by Towers Perrin security holders in the merger.

Risk Factors, page 25

12.	Please add a risk factor to discuss the risks related to the fact that, in rendering the fairness opinion, Goldman did not take into account the terms and conditions of any series of Towers Watson Class B common stock, to the extent they differ from the class A common stock, especially since class B common stock is the only type of stock most of the Towers Perrin shareholders will receive. Similarly, please discuss the fact that the fairness opinion does not address the fairness of any Class R or Class S election.

Karen J. Garnett

Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

The Company has revised the disclosure on page 33 to address this comment.

13.	Please add a risk factor to discuss the risks related to the fact that the combined company may not be able to obtain errors and omissions insurance through PCIC. We note your related disclosure on page 73 and elsewhere.

The Company has included a risk factor on page 44 discussing the risks that the combined company may not be able to obtain errors and omissions insurance through PCIC entitled “Towers Watson and its subsidiaries could encounter significant obstacles securing primary insurance coverage for errors and omissions liability risks on favorable or acceptable terms.” The Company has revised this risk factor in Amendment No. 1 to clarify the potential risks.

The exact consideration to be received in the merger by the Class R Participants…, page 25

14.	Please add to this risk factor disclosure a description of the risks related to the fact that the Class R shares may be subject to proration, especially given that you expect the Class R election to be oversubscribed (page 110).

The Company has revised the disclosure on page 29 to add a description of the risks related to the fact that the shares of Towers Watson Class R common stock may be subject to proration.

15.	We note your risk factor disclosure at the bottom of page 25 relating to the exact consideration to be received in the merger by the Class R Participants. Please include a similar risk factor, to the extent applicable, relating to the RSU holders. Please include in this risk factor the risks related to the fact that RSU holders may receive fewer shares to the extent the 10% threshold is crossed (as described on page 102). In addition, please address separately any risks specifically applicable to Guaranteed RSU Holders, verses non-Guaranteed Holders. For example, based on your disclosure on page 102, it appears that to the extent the Guaranteed RSU Holders reach the 10% threshold, the other RSU holders may not receive any shares.

The Company has revised the disclosure on page 29 to add a risk factor relating to the exact consideration to be received in the merger by the holders of Towers Perrin RSUs.

Karen J. Garnett

Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

However, for the reasons below, we have not added disclosure relating to the fact that holders of Towers Perrin RSUs may receive fewer shares to the extent the 10% threshold is crossed in respect of Guaranteed RSUs alone.

The likelihood that the aggregate amount of Guaranteed RSU Awards will reach the 10% threshold and cause the other holders of Towers Perrin RSUs not to receive any shares of Towers Watson restricted Class A common stock is extremely small. The aggregate dollar amount of Guaranteed RSU Awards is currently $6.55 million, and Towers Perrin does not intend to increase this amount by issuing additional Guaranteed RSUs Awards prior to closing. Based on the current Watson Wyatt share price and the current fully diluted share counts of Watson Wyatt and Towers Perrin, the aggregate dollar amount of Guaranteed RSU Awards would have to exceed approximately $185,000,000 in order for the adjustment provisions to cause the other holders of Towers Perrin RSUs not to receive any shares of Towers Watson restricted Class A common stock. Because the possibility this will occur is extremely small, we respectfully submit that a discussion of this particular risk would not be material to holders of Towers Perrin RSUs.

As a result, we have simplified the disclosure throughout the Form S-4 by eliminating any references to the pro rata adjustment relating to the 10% threshold applicable to holders of Guaranteed RSUs.

Significant transaction costs will be incurred as a result of the merger, page 30

16.	Please revise to quantify the one-time transaction costs that Towers Perrin and Watson Wyatt expect to incur in connection with the merger.

The Company has revised the disclosure on page 33 to address this comment.

The loss of key employees could damage or result in the loss of client relationships…, page 30

17.	We note your disclosure on page 71 regarding the changes to Towers Perrin’s compensation following the effective time, the implication being that the Towers Perrin employees will earn less than they currently do. To put this risk in better context, please disclose whether you expect that the compensation changes will make it more difficult to retain key employees from Towers Perrin.

The Company has revised the disclosure on page 35 to disclose that the Company expects that the compensation changes will make it more difficult to retain key employees from Towers Perrin.

Karen J. Garnett

Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

Both Towers Perrin and Watson Wyatt have material pension liabilities..., page 40

18.	Please quantify the amounts of pension liabilities, as well as the portion of unfunded liabilities, in order to put this risk in context for investors.

The Company has revised the disclosure on page 44 to quantify the amounts of pension liabilities, as well as the portion of unfunded liabilities, in order to put the risk in context for investors.

The Special Meetings and Proxy Solicitation, page 50

19.	Please tell us why the Towers Perrin shareholders are not entitled to vote on the Towers Watson Incentive Plan.

The requirement to obtain shareholder approval of the Towers Watson Incentive Plan is a requirement under rules adopted by the stock exchanges on which the Company intends to list its shares, the New York Stock Exchange and NASDAQ. Based on conversations with the New York Stock Exchange and NASDAQ, we have confirmed that the stockholders of Watson Wyatt, the listed company, are the only stockholders required to vote on the Towers Watson Incentive Plan.

Background of the Merger, page 57

20.	We note from your first paragraph on page 58 that Watson Wyatt identified “a few possible candidates” for a transformative transaction. Please revise to disclose the number of other candidates and clarify whether the Watson Wyatt board authorized discussions with any candidates other than Towers Perrin. If it did not authorize such discussions, please disclose that fact and explain why it did not.

The Company has revised the disclosure on page 62 to address this comment.

21.	Please revise your disclosure to clarify at what point and why the board of Towers Perrin decided to pursue the merger, rather than the IPO.

The Company has revised the disclosure on pages 71 to 72 to address this comment.

22.	We note your disclosure on page 60 about the mutual confidentiality agreement that was entered into on November 14, 2008. Please disclose whether that agreement contained a “no shop” provision or any other restrictions on either board’s ability to solicit other merger options.

The Company has revised the disclosure on page 65 to disclose that the confidentiality agreement entered into on November 14, 2008, contained restrictions on both Towers Perrin’s and Watson Wyatt’s ability to solicit other merger options.

Karen J. Garnett

Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

23.	We note that the merger consideration to be received by Towers Perrin security holders was addressed by the respective boards and management throughout the negotiations. We also note disclosure on page 58, which states that the parties preliminarily discussed the concepts behind the need to provide an incentive for certain Towers Perrin shareholders to terminate their employment with Towers Perrin. Please provide additional disclosure regarding negotiations for the Towers Perrin merger consideration, including the rationale for the vesting, forfeiture, transfer and reallocation provisions applicable to those holders.

The Company has provided additional disclosure on page 63 regarding the negotiations relating to the Towers Perrin merger consideration, including the rationale for the vesting, forfeiture, transfer and reallocation provisions applicable to Towers Perrin shareholders.

Financial Terms; Consideration Received; Continued Interest in the Combined Company, page 67

24.	In the second bullet point on the top of page 68, please describe the “other strategic alternatives available to Towers Perrin” and explain why the merger was the best alternative.

We have revised page 73 to clarify that the “other strategic alternatives” refers solely to Towers Perrin’s initial public offering process.

In addition, we added disclosure in the location referenced by Comment 26 to address why the Towers Perrin board of directors determined that the merger was the best alternative. We believe this location (the third bullet on page 74) is more appropriate for this disclosure rather than the location requested by the staff (page 73), which solely discusses Goldman Sachs’ fairness opinion, which did not recommend the merger agreement as the “best alternative”, but rather stated that as of the date of that opinion and based upon and subject to the factors and assumptions set forth in the opinion, the Towers Perrin final exchange ratio of Towers Watson Class B common stock pursuant to the merger agreement was fair from a financial point of view to the Towers Perrin shareholders.

Additional Considerations, page 68

25.	Please expand the first bullet point to identify and briefly describe the short-term and long-term interests of Towers Perrin that may have been better served by continued independence.

The Company has revised the disclosure on page 73 to address this comment.

26.	In the second bullet point, please explain in greater detail why the merger was more feasible and desirable than the IPO.

Karen J. Garnett

Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

The Company has revised the disclosure on page 74 to provide the requested additional detail.

Potential Negative Factors, page 69

27.	We note that the board considered the potential limited liquidity of shares of Towers Watson Class A common stock. Please revise to clarify whether the board also considered the illiquidity of the Towers Watson Class B common stock and the Towers Watson restricted Class A common stock. If the board did not consider these factors, please explain why it did not.

The Company has revised the disclosure on page 75 to address this comment to clarify that the Towers Perrin board of directors considered the potential limited liquidity of all shares of Towers Watson common stock to be received by Towers Perrin security holders in the merger.

Recommendation of Watson Wyatt’s Board of Directors and Reasons for the Merger, page 71

28.	Please revise the disclosure on page 71 to quantify the expected accretion to diluted earnings per share within three years following the merger. Similarly, disclose the dollar amount of expected improvements in earnings resulting from changes to Towers Perrin’s compensation. If the board did not quantify these amounts, please disclose that fact and explain why it did not.

The Company has revised the disclosure on page 77 to address this comment.

29.	In the first bullet point on the top of page 73, please quantify the amount the combined company expects to incur in order to integrate the companies. If the board did not quantify this amount, please disclose that fact and explain why it did not.

The Company has revised the disclosure on page 78 to disclose that the Watson Wyatt board of directors did not quantify the integration costs expected to be incurred by the combined company, and to explain why this cost was not quantified at such time.

Opinion of Towers Perrin’s Financial Advisor, page 74

30.	Please provide us with any analyses, reports, representations or other similar materials provided to or prepared by Goldman Sachs in connection with rendering its fairness opinion. We may have further comment upon receipt of these materials.

Goldman Sachs will provide to the Staff under separate cover and on a confidential basis the financial analyses prepared by Goldman Sachs and presented to the Towers Perrin board of directors in connection with the delivery by Goldman Sachs of its opinion on June 26, 2009.

Karen J. Garnett

Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

31.	We note that Goldman Sachs’ opinion is based on the final exchange ratio of Towers Watson Class B common stock. Please tell us how Goldman Sachs analyzed and made a fairness determination based on this ratio when the actual ratio amounts are not currently known.

Goldman Sachs has informed the Company that, in rendering its opinion that the Towers Perrin final exchange ratio of Towers Watson Class B common stock was fair from a financial point of view to the shareholders of Towers Perrin common stock, Goldman Sachs used the number of shares of Towers Perrin and Watson Wyatt common stock outstanding as of June 26, 2009, provided by Towers Perrin and Watson Wyatt management, respectively, and assumed that (i) the same number of shares will be outstanding immediately prior to the completion of the merger, (ii) the Towers Perrin security holders will have an implied ownership of 50% of Towers Watson and (iii) the pool of cash and Towers Watson Notes available for redemption of Towers Watson Class R common stock will be an amount equal to $200 million.

32.	Refer to the penultimate paragraph on page 82. Please confirm that the only other service Goldman Sachs has recently provided or is currently providing to Towers Perrin is acting as financial advisor in connection with this merger.

Goldman Sachs has informed the Company that Goldman Sachs has not been engaged by Towers Perrin to perform any investment banking or any other financial services for Towers Perrin in the last two years other than (i) acting as financial advisor in connection with the merger and (ii) acting as potential underwriter in a potential initial public offering of shares of Towers Perrin common stock (which relationship is disclosed on page 61).

33.	Refer to the last paragraph on page 82. Please revise to disclose the portion of Goldman Sachs’ $15 million fee that is contingent upon completion of the merger or any other condition. We note that Goldman Sachs’ fairness opinion states that the principal portion of its fee is contingent upon consummation of the transaction.

The Company has revised the disclosure on page 87 to address this comment.

Opinion of Watson Wyatt’s Financial Advisor, page 83

34.	Please provide us with any analyses, reports, representations or other similar materials provided to or prepared by BofA Merrill Lynch in connection with rendering its fairness opinion. We may have further comment upon receipt of these materials.

BofA Merrill Lynch will provide to the Staff under separate cover by its counsel, Davis Polk & Wardwell LLP, and on a confidential basis the financial analyses prepared by BofA Merrill Lynch and presented to the Watson Wyatt board of directors in connection with the delivery by BofA Merrill Lynch of its fairness opinion on June 26, 2009.

Karen J. Garnett

Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

35.	On page 86, please provide a more detailed discussion of how the comparable companies were selected. We note your disclosure on page 87 that no company used in this analysis is identical or directly comparable to Watson Wyatt or Towers Perrin.

The Company has revised the disclosure on page 91 to include a more detailed discussion of how the comparable companies were selected.

Miscellaneous, page 89

36.	We note your disclosure in the third full paragraph on page 90. Please describe in greater detail the other services that BofA Merrill Lynch has provided and is currently providing to Watson Wyatt.

The Company has revised the disclosure on page 95 to provide additional detail regarding other services that BofA Merrill Lynch has provided and is currently providing to Watson Wyatt.

37.	Refer to the first full paragraph on page 90. Please revise to quantify the portion of BofA Merrill Lynch’s fee that is contingent upon completion of the merger.

The Company has revised the disclosure on page 95 to quantify the portion of BofA Merrill Lynch’s fee that is contingent upon completion of the merger.

Interests of Towers Perrin’s Directors, Executive Officers and Principal Shareholders in the Merger

Other Interests, page 91

38.	Refer to the next-to-last bullet point under this heading. Please tell us whether the number of RSUs disclosed here will include RSUs granted to Guaranteed RSU Holders, as described on page 102.

No director or executive officer of Towers Perrin, which includes all of the individuals in the next-to-last bullet point on what is now page 97, is a Guaranteed RSU Holder.

Interests of Towers Perrin’s Directors, Executive Officers and Principal Shareholders in the Merger

Other Interests, page 93

39.	Please provide a more detailed description of the number of shares that will be received in the merger for each outstanding DSU. In addition, please provide a table that shows the number of DSUs currently held by the Watson Wyatt executive officers and the number of Class A common shares of Towers Wyatt that will be issued to each person upon conversion of the DSUs in the merger.

Karen J. Garnett

Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

The Company has revised the disclosure on page 99 to address this comment.

The Merger Agreement, page 99

40.	We note the statement that investors should not rely on the representations and warranties contained in the merger agreement and described in the summary as disclosures regarding any facts and circumstances relating to Towers Perrin. Please tell us why you believe this disclaimer is appropriate or remove the disclaimer from your proxy statement/prospectus.

The Company believes that it is important to explain to investors the context in which the representations and warranties contained in the merger agreement and described in the summary were made. These representations and warranties were made by each party to the merger agreement solely for the benefit of the other parties, and not for the purpose of providing factual information about the companies to be relied upon by investors. The Company believes the cautionary language provided on page 106 is appropriate in order to clarify that these representations and warranties should not be treated as categorical statements of fact about the companies.

The Company has revised the disclosure on page 106 to clarify the reasons for including the cautionary language.

Conversion of Stock, Stock Options, and Other Awards, page 101

41.

We note that the merger has been structured to ensure that both shareholders and Towers Perrin and shareholders of Watson Wyatt receive 50% of the Class A common stock of Towers Wyatt. Please revise to explain in more detail how you will ensure this result. Please clarify whether there is a fixed number of Towers Wyatt Class A common shares to be issued in the merger, including restricted Class A shares and shares underlying the Towers Wyatt Class B shares. If not, please clarify how you will achieve the  50/50 ownership ratio.

The Company has revised the disclosure on pages 108 to 109 to address this comment.

42.	Refer to the third full paragraph on page 102. Please revise to clarify how you determined that the aggregate amount to be received by Guaranteed RSU Holders was $6.55 million.

Karen J. Garnett

Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

The Company has revised the disclosure on page 109 to clarify how the Company determined that the aggregate amount to be received by Guaranteed RSU Holders is $6.55 million.

43.	We note your description on page 102 of how the restricted Class A common stock will be issued. To the extent you need to reduce the number of shares issued to Guaranteed RSU Holders to stay within the 10% limit, do you intend to do so on a pro-rata basis or by some other method? In addition, please clarify the effect on all remaining RSUs once the 10% cap is reached.

Any reduction of the number of shares issued to Guaranteed RSU Holders in order to stay within the 10% limit would be on a pro rata basis. As discussed in our response to Comment 15, it is extremely unlikely that the 10% cap will be reached as a result of the awards to Guaranteed RSU Holders. Because the possibility this will occur is extremely small, we respectfully submit that clarification of the effect this would have on other holders of Towers Perrin RSUs is not material to the other holders of Towers Perrin RSUs.

44.	Please expand the disclosure to provide examples that illustrate how the merger consideration will be calculated for each group of stockholders, including the Guaranteed RSU Holders and other holders of Towers Perrin RSUs.

The Company has revised the disclosure on pages 9 and 109 to provide examples that illustrate how the merger consideration will be calculated for each group of stockholders.

Vesting, Forfeiture, Transfer and Reallocation Provisions Applicable to Towers Watson restricted Class A common stock, page 106

45.	Please describe in greater detail your footnote disclosure on pages 7 and 104 regarding the situation where Towers Perrin shareholders would receive the shares of Towers Watson Class A common stock forfeited by holders of the RSUs. In particular, explain how and why this situation would arise.

We have corrected the cross reference in this footnote disclosure on what are now pages 8 and 112 to refer to “The Merger Agreement — Vesting, Forfeiture, Transfer and Reallocation Provisions Applicable to Towers Watson restricted Class A common stock”. This cross reference now directs a shareholder to detailed disclosure regarding the situation where Towers Perrin shareholders would receive the shares of Towers Watson Class A common stock equal to the number of shares of Towers Watson restricted Class A common stock forfeited by holders of the Towers Perrin RSUs and, in particular, explaining how and why this situation would arise.

Karen J. Garnett

Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

The Class R and Class S Election, page 107

46.	Please revise to explain which Towers Perrin shareholders will be Class R Eligible Participants, or provide a cross-reference to the definition if it appears elsewhere in the prospectus.

The Company has revised the disclosure on page 116 to explain which Towers Perrin shareholders will be Class R Eligible Participants.

Conversion into and Redemption of Towers Watson Class R common stock, page 108

47.	At the top of page 109, please revise to disclose the maturity date for the Towers Watson Notes. In addition, please disclose that Towers Perrin will make no payments on the notes until maturity.

The Company has revised the disclosure on page 117 to disclose the maturity date for the Towers Watson Notes and to clarify that Towers Watson will not make any payments on the Towers Watson Notes until their maturity.

Non-Solicitation, page 115

48.	Please clarify on page 116 whether Towers Perrin or Watson Wyatt is obligated to pay a termination fee to the extent either makes an “Adverse Recommendation Change.”

The Company has revised the disclosure on page 125 to describe the circumstances under which Towers Perrin or Watson Wyatt will be obligated to pay a termination fee to the other party if its board of directors makes an “Adverse Recommendation Change.”

Termination Fees; Expenses, page 122

49.	We note that the parties to the merger agreement are bound to certain representations, warranties, covenants or agreements, “subject to certain exceptions.” If material, please provide detailed disclosure regarding such exceptions.

The Company has revised the disclosure beginning on page 129 to clarify the nature of the exceptions.

Amendment, page 124

50.	Please disclose how you will notify shareholders of any amendments to the merger agreement that do not require stockholder approval.

Karen J. Garnett

Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

The Company has provided additional disclosure on page 132 describing how Towers Perrin and Watson Wyatt will notify their respective stockholders of any amendments to the merger agreement that do not require stockholder approval.

Material Income Tax Considerations, page 125

51.	Please revise to disclose, if true, that the description of federal income tax consequences is based on the opinion of tax counsel and name counsel. Currently, the disclosure indicates only that receipt of the tax opinions is a condition to the consummation of the merger. We also note, however, that you intend to file tax opinions as an exhibit to the registration statement.

Except as specifically disclosed under “Material Income Tax Considerations”, the parties do not intend to obtain opinions of tax counsel relating to the matters discussed in this section. We direct the Staff’s attention to the descriptions on page 134 and page 139 of the tax opinions the parties expect to obtain, which include the names of the relevant tax counsel. The form of all opinions of tax counsel expected to be obtained are filed as Exhibits 8.1 and 8.2 to Amendment No. 1.

Directors and Executive Officers of Towers Watson After the Merger, page 135

52.	We note your disclosure regarding the individuals who are expected to be named executive officers of Towers Watson. Please provide Regulation S-K Item 404 disclosure for these individuals, in accordance with Item 18(a)(7) of Form S-4, or confirm that there are no related party transactions to report.

The Company confirms that there are no related party transactions involving the expected named executive officers of Towers Watson reportable pursuant to Item 404 of Regulation S-K and Item 18(a)(7) of Form S-4.

Unaudited Pro Forma Condensed Combined Financial Statements, page 184

2. Professional Consultants Insurance Company, Inc., page 189

53.	We note from your disclosure that you will account for the acquisition of control over PCIC as a step acquisition in accordance with SFAS 141(R). Please describe the resulting adjustment in a lettered note to the pro forma adjustments to the Unaudited Pro Forma Condensed Combined Balance Sheet on page 187.

The Company has provided the requested disclosure on page 213.

Karen J. Garnett

Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

4. Calculation of Estimated Consideration Transferred to Towers Perrin …, page 192

54.	We note that you’ve used the closing price of Watson Wyatt’s stock on August 31, 2009 as the per share value in your calculation of the Aggregate fair value of the Holding Company common stock issue. Please tell us whether or not you considered discounting this per share value as the shares to be issued to the Towers Perrin shareholders will have various restrictions that are not accounted for in the trading value of Watson Wyatt’s publicly traded shares.

The Company has considered the restrictions on the equity consideration that will be paid to Towers Perrin shareholders and updated the Unaudited Pro Forma Condensed Combined Balance Sheet and disclosures on pages 209, 210 and 212.

4. Calculation of Estimated Consideration Transferred to Towers Perrin Security Holders and Preliminary Allocation of Merger Consideration to Net Assets Acquired, page 190

55.	Please tell us when you anticipate making a determination as to the fair value of Towers Perrin’s fixed assets and confirm to us that you will update the purchase price allocation on page 192 and pro forma financial statements when such determination is made.

The fair value of Towers Perrin’s fixed assets will be determined as soon as practicable after the effective time of the merger. The Company has revised the disclosure on page 209 to clarify when this determination will be made.

Towers Perrin’s Management Discussion and Analysis of Financial Condition and Results of Operations, page 195

56.	Please revise your overview to add a discussion of management’s perspective on the business and provide an executive level overview of the company to provide context for the remainder of the MD&A discussion. Please address the risks and challenges facing the company and how management is dealing with these issues. Also discuss the performance indicators (financial and non-financial) that management uses to manage or assess your business and that would be important to investors. Refer to Release 33-8350 on our website at www.sec.gov.

The Company has revised the disclosure beginning on page 215 to address this comment.

Year Ended December 31, 2008 Compared to Year Ended December 31, 2007, page 203

57.	We note from your consolidated statements of cash flows that you recognized an $8.2 million loss on derivatives during 2008. Please incorporate a discussion of this loss in your next amendment.

Karen J. Garnett

Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

The Company has revised the disclosure on page 225 to include a discussion of this loss.

Liquidity and Capital Resources, page 209

Cash Provided by (Used in) Operating Activities, page 209

58.	Please revise to discuss the factors that led to the significant fluctuations in accounts receivable during 2007 and 2008.

The Company has revised the disclosure on page 230 to discuss the factors that led to the significant fluctuations in accounts receivable during 2007 and 2008.

Risk Management, page 212

59.	Please quantify your IBNR liability, and to the extent material, provide a rollforward of the liability in the notes to your financial statements for all periods presented.

The Company has revised the disclosure on pages 233, FS-36 and FS-58 to address this comment.

Towers Perrin Consolidated Financial Statements, page FS-1

60.	Please include Schedule II – Valuation and Qualifying Accounts as prescribed by Rule 5-04 of Regulation S-X for your allowance for doubtful accounts in your next amendment.

As noted in response to Comment 1, Item 14 of Form S-4 applies to the Company as the registrant rather than Towers Perrin, which is one of the two companies to be acquired in the merger. Schedule II disclosure with respect to Towers Perrin is required only if Item 14 of Form S-4 is applicable. We therefore respectfully submit that the items referenced in the Staff’s comment are not required with respect to Towers Perrin. Instead, we believe that Item 17 of Form S-4 is applicable to Towers Perrin because it is a company to be acquired that does not meet the requirements of Form S-3. Under Item 17 of Form S-4, Schedule II is not required disclosure.

Consolidated Statements of Operations, page FS-3

61.	Please revise to present consulting service and product revenue separately in accordance with Rule 5-03.1 of Regulation S-X.

In accordance with Rule 5-03.1 of Regulation S-X, we have presented Towers Perrin’s consulting revenue and product revenue on a combined basis as product revenue is not more than 10% of total revenue.

Karen J. Garnett

Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

Notes to the Consolidated Financial Statements, page FS-7

62.	Please provide the segment information required by ASC 280-10-50-21 through 280-10-50-31 to the extent applicable. At a minimum, please provide the entity-wide information required by ASC 280-10-50-41.

The segment disclosures required by ASC 208-10-50-21 through 31 and ASC 280-10-50-41 have been omitted from the financial statements of Towers Perrin because Towers Perrin does not fall within the scope described by ASC 280-10-15. ASC 280-10-15 requires segment disclosure for public companies and their subsidiaries.

(12) Income Taxes, page FS-33

63.	We note that Income tax expense for the year ended December 31, 2008 differed significantly from the amount computed by applying the U.S. federal income tax rate in part because of Legal entity restructuring, which appears to have generated income tax expense of approximately $17 million. Please provide us with the details of this restructuring and tell us how it created this tax liability.

On October 1, 2008, Towers Perrin, the U.S. parent company, contributed the assets and liabilities of its foreign or non-U.S. branch to a newly formed Dutch corporation. On the date of the transfer, the excess of the fair market value over the adjusted basis of the assets and liabilities was $49.0 million.

While this gain generally would not be recognized under Code Section 351, Section 904(f) of the Code requires that income be recognized when the taxpayer disposes of property used in a trade or businesses that are used predominantly outside the U.S. The term “disposition” includes the contribution of net assets from a foreign branch to a foreign corporation in a Code Section 351 transaction in accordance with Reg Section 1.904(f)-2(d)(5)(i).

Since the Towers Perrin foreign branch meets those definitions, the incorporation of these branches will result in the recognition of income under Code Section 904(f)(3). The amount of taxable income recognized is the lesser of the gain from the contributions of the assets and liabilities or the overall foreign loss. This results in a taxable gain of $49.0 million taxed at the U.S. corporate statutory rate of 35% or the U.S. current tax charge of $17.0 million.

(8) Income Taxes, page FS-55

64.	We note from your disclosure that Towers Perrin anticipates repatriating current and future earnings from its Canadian subsidiary. Please clarify whether Towers Perrin has additional unrepatriated earnings as of June 30, 2009 related to this subsidiary which it intends to repatriate pursuant to its new cash management strategies, and if so, please disclose the amount of such earnings and the anticipated tax impact.

Karen J. Garnett

Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

The Company has revised the disclosure on page FS-55 to address this comment.

Item 22. Undertakings, page II-1

65.	Please revise to include the undertakings required by Items 512(a)(5) and 512(a)(6) of Regulation S-K. Alternatively, tell us why you believe the undertakings are not applicable.

The Company has revised the undertakings on page II-2 to include those required by Items 512(a)(5) and 512(a)(6) of Regulation S-K.

Exhibits

66.	Please file all required exhibits as promptly as possible. If you are not in a position to file your legal and tax opinions with the next amendment, please provide a draft copy for us to review. In addition, please provide us with the forms of your proxy cards.

The Company has filed all exhibits with Amendment No. 1, including the relevant legal and tax opinions and the forms of proxy cards for Towers Perrin and Watson Wyatt.

*            *            *

The Company would like to commence the solicitation process as soon as practicable. Once you have has advised us that the Staff has no further comments, the Company intends to file an acceleration request to have the S-4 declared effective on the second business day after that request is filed, or as soon thereafter as is practicable.

If you have any questions, please do not hesitate to contact Stephen I. Glover of Gibson, Dunn & Crutcher LLP at (202) 955-8593 or Charles J. Conroy of Milbank, Tweed, Hadley & McCloy LLP at (212) 530-5671. In addition, please feel free to contact me at (703) 258-8000.

Sincerely,

/s/ John J. Haley
John J. Haley
Chief Executive Officer

Enclosures

cc:	Erin McPhee – U.S. Securities and Exchange Commission

Kristi Marrone – U.S. Securities and Exchange Commission

Angela McHale – U.S. Securities and Exchange Commission

Mark V. Mactas – Towers, Perrin, Forster & Crosby, Inc.

Stephen I. Glover – Gibson, Dunn & Crutcher LLP

Charles J. Conroy – Milbank, Tweed, Hadley & McCloy LLP